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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through December 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                          Pioneer Tax Free Income Fund
                          Annual Report | December 31, 2008

                          Ticker Symbols:
                          Class A   MOMTX
                          Class B   PBMTX
                          Class C   PCMTX
                          Class Y   PYMTX

                          [LOGO]PIONEER
                          Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         28
Notes to Financial Statements                                36
Report of Independent Registered Public Accounting Firm      42
Trustees, Officers and Service Providers                     44


                    Pioneer Tax Free Income Fund | Annual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Tax Free Income Fund | Annual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,


/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                    Pioneer Tax Free Income Fund | Annual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

The 12-month period ended December 31, 2008 was marked by considerable turbulence in the capital markets. Virtually all asset classes suffered, including municipal bonds. In the following interview, David Eurkus, Pioneer Tax Free Income Fund's portfolio manager, discusses some of the factors that had an impact on the municipal bond market and the Fund's performance during the 12-month period.

Q  How did the Fund perform during the 12-month period ended December 31, 2008?

A For the 12-month period ended December 31, 2008, the total return on Pioneer Tax Free Income Fund's Class A shares was -22.34% at net asset value. The Fund's benchmark, the Barclays Capital Municipal Bond Index, generated a return of -2.47% over the same period, and the average return of the 228 funds in the Lipper's General Municipal Debt Funds category was -9.09%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 7.20% at December 31, 2008. That translates into a taxable equivalent yield of 11.08%, based on the maximum federal income tax rate of 35%. At the end of the period, the Fund held 202 issues in 43 states, and the average credit quality of the portfolio was "A".

   Several factors contributed to the Fund's underperformance relative to the benchmark. First, the Fund had a relatively long duration at a time when the Federal Reserve Board (the Fed) began cutting interest rates as concerns about inflation subsided (duration is a measure of sensitivity to changes in interest rates). The Fed's actions, along with a flight to quality in the face of substantial market turmoil, caused the yield curve to steepen and prices on longer-duration bonds to decline. (The yield curve shows the relationship between bond yields and maturity lengths.) This was somewhat unusual, as typically, prices on longer-duration bonds have increased in such environments, while their yields have merely declined less than shorter-duration bonds. Second, the Fund's 4% position in the bonds of Main Street Gas, a Lehman Brothers entity, defaulted when Lehman went bankrupt. Third, the Fund's 3% position in certain airline bonds declined by approximately 50% because of the huge run-up in oil prices over the first half of 2008. Fourth, the Fund was concentrated in bonds with A/Baa credit quality ratings, which had been the best-performing area of the market for about four-and-a-half years. When bond insurers lost their AAA ratings during 2008, more than one-and-a-half trillion outstanding municipal bonds were re-rated. That doubled the supply of A/Baa rated bonds, causing that area of the market to underperform. Fifth, the Fund's tobacco bonds underperformed


4    Pioneer Tax Free Income Fund | Annual Report | 12/31/08
   because the incoming Congress under President Obama expressed an interest in regulating cigarettes, raising the cigarette sales tax, and ratifying an international anti-tobacco treaty.

Q What was the investment environment like during the 12-month period ended December 31, 2008?

A It was a period of great unrest in the financial markets, as problems in the subprime mortgage sector led to larger-than-expected losses by big banks, a series of bankruptcies in some of the biggest financial institutions, unprecedented intervention by the Fed and a large government rescue package. In this environment, investors lost confidence in virtually all asset classes and fled to the safety of the U.S. Treasury market. The tax-exempt market experienced huge outflows; in October alone, about $3.48 billion left the tax-exempt market. As market participants avoided investments with even the slightest amount of risk, municipal bond yields rose above Treasury yields. Rarely in history has the ratio of municipal bond yields to Treasury yields been so high. The typical rate of municipal yields to Treasury yields is about 85% to 90%. In December 2008, the ratio went up to over 200%. During the last two weeks of December 2008 and into January 2009, large institutions and retail investors began coming back to the municipal market, taking advantage of the attractive prices and historically high yields. As a result, yields began to decline and prices rose.

Q In October 2008, Pioneer Municipal and Equity Income Trust, a closed-end fund, merged with Pioneer Tax Free Income Fund. What do you see as the benefits of this merger for the Tax Free Income Fund?

A The Board of Trustees of the Fund believes that the merger was in the best interests of the Fund's shareholders, for several reasons, including:

   o Both funds have pursued a tax-oriented investment approach by investing in municipal securities that provide income that is exempt from regular Federal income tax. Although Pioneer Municipal and Equity Income Trust invested a portion of its assets in equity securities that paid tax-qualified dividends, over half of its assets were comprised of municipal securities.

   o The composition and investment profile of each fund's portfolio of municipal securities have been similar in many respects, including overall credit quality, maturity distribution, sector weights and underlying earnings yield.

   o David Eurkus is the portfolio manager for Pioneer Tax Free Income Fund and also managed the municipal component of Pioneer Municipal and Equity Income Trust.


                    Pioneer Tax Free Income Fund | Annual Report | 12/31/08    5

Q What were the principal strategies used in managing the Fund during the 12-month period ended December 31, 2008?

A We maintained our buy-and-hold strategy, and we were fully invested in sectors that underpin the U.S. economy. The combined hospitals/health care sector (36.0% of net assets) accounted for the biggest position in the Fund's portfolio at December 31, 2008. Other sectors included education (6.4% of net assets), pollution control (5.1% of net assets) and transportation (3.0% of net assets). Tobacco bonds accounted for about 9% of net assets. Approximately 18% was allocated to other various revenue bonds, such as water and sewer and electric utilities.

Q  What is your outlook?

A The unprecedented series of events that caused tax-exempt securities to underperform has resulted in what we believe to be an extremely oversold market. We believe there is exceptional value in the municipal market, as prices are very attractive on a tax-free and tax-equivalent basis.


Please refer to the Schedule of Investments on pages 15-27 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Portfolio Summary | 12/31/08

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

AAA                                  12.1%
AA                                   10.4%
A                                    27.5%
BBB                                  33.7%
BB & Lower                           19.1%
Commercial Paper                     -2.8%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)


[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1  Year                           -1.8%
1-3  Years                           5.1%
3-6  Years                          11.3%
6-8  Years                           9.5%
8-10 Years                          24.2%
10+  Years                          51.7%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)


    1.    Tampa-Hillsborough County Florida, 4.0%, 7/1/34                             2.94%
    2.    Massachusetts State Dedicated Tax, 5.5%, 1/1/29                             2.07
    3.    North Texas Authority North Throughway, 5.75%, 1/1/38                       2.02
    4.    Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34                            1.97
    5.    Golden State Tobacco Security Corp. California, 5.125%, 6/1/47              1.89
    6.    Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14                1.87
    7.    Tobacco Settlement Authority Washington, 6.625%, 6/1/32                     1.78
    8.    Louisiana Public Facilities Authority, 5.5%, 5/15/47                        1.77
    9.    Phoenix Arizona Civic Import Corp., 5.5%, 7/1/43                            1.75
   10.    District of Columbia Tobacco Settlement Finance Corp., 6.75%, 5/15/40       1.68

* This list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                    Pioneer Tax Free Income Fund | Annual Report | 12/31/08    7

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------
 Class             12/31/08           12/31/07
       A            $ 8.22            $ 11.13
--------------------------------------------------
       B            $ 8.17            $ 11.04
--------------------------------------------------
       C            $ 8.11            $ 10.96
--------------------------------------------------
       Y            $ 8.20            $ 11.07
--------------------------------------------------

Distributions per Share: 1/1/08-12/31/08
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
----------------------------------------------------------------------
       A            $ 0.4990              $ --              $ --
----------------------------------------------------------------------
       B            $ 0.4153              $ --              $ --
----------------------------------------------------------------------
       C            $ 0.4143              $ --              $ --
----------------------------------------------------------------------
       Y            $ 0.5299              $ --              $ --
----------------------------------------------------------------------



8    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                               1.05            0.58
 5 Years                                -2.51           -3.41
 1 Year                                -22.34          -25.80
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                         0.84%           0.84%
------------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Barclays Capital
               Income Fund         Municipal Bond Index

12/98            9,550                  10,000
                 9,137                   9,794
12/00           10,200                  10,939
                10,621                  11,499
12/02           11,372                  12,604
                12,031                  13,274
12/04           12,604                  13,868
                13,114                  14,356
12/06           13,811                  15,051
                13,640                  15,557
12/08           10,594                  15,172



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                    Pioneer Tax Free Income Fund | Annual Report | 12/31/08    9

Performance Update | 12/31/08                          Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                 0.29          0.29
 5 Years                                  -3.21         -3.21
 1 Year                                  -22.80        -25.76
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           1.69%         1.69%
----------------------------------------------------------------


[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Barclays Capital
               Income Fund         Municipal Bond Index
12/98           10,000                  10,000
                 9,499                   9,794
12/00           10,523                  10,939
                10,879                  11,499
12/02           11,550                  12,604
                12,125                  13,274
12/04           12,618                  13,868
                13,017                  14,356
12/06           13,608                  15,051
                13,340                  15,557
12/08           10,298                  15,172



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                 0.32          0.32
 5 Years                                  -3.19         -3.19
 1 Year                                  -22.79        -22.79
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           1.60%         1.60%
----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Barclays Capital
               Income Fund         Municipal Bond Index
12/98            10,000                  10,000
                  9,507                   9,794
12/00            10,514                  10,939
                 10,870                  11,499
12/02            11,558                  12,604
                 12,141                  13,274
12/04            12,628                  13,868
                 13,045                  14,356
12/06            13,641                  15,051
                 13,372                  15,557
12/08            10,324                  15,172



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    11

Performance Update | 12/31/08                          Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


                  Average Annual Total Returns
                   (As of December 31, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                 1.25          1.25
 5 Years                                  -2.12         -2.12
 1 Year                                  -21.84        -21.84
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                           0.54%         0.54%
----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Barclays Capital
               Income Fund         Municipal Bond Index
12/98            10,000                  10,000
                  9,571                   9,794
12/00            10,684                  10,939
                 11,125                  11,499
12/02            11,874                  12,604
                 12,611                  13,274
12/04            13,259                  13,868
                 13,843                  14,356
12/06            14,630                  15,051
                 14,493                  15,557
12/08            11,327                  15,172


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2008 through December 31, 2008.


--------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
--------------------------------------------------------------------------------------
 Ending Account          $   804.10       $   802.91       $   802.52       $   808.19
 Value on 12/31/08
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.08       $     7.66       $     7.52       $     2.59
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.69%, 1.66% and 0.57% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2008 through December 31, 2008.


--------------------------------------------------------------------------------------
 Share Class                    A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/08
--------------------------------------------------------------------------------------
 Ending Account          $ 1,020.61       $ 1,016.64       $ 1,016.79       $ 1,022.27
 Value on 12/31/08
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.57       $     8.57       $     8.42       $     2.90
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.69%, 1.66% and 0.57% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


14    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Schedule of Investments | 12/31/08


-------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
-------------------------------------------------------------------------------------------------------
                                            MUNICIPAL BONDS -- 101.8%
                                            No State -- 1.1%
$ 5,000,000                       NR/NR     Northern Mariana Islands, 5.0%, 6/1/17         $  4,144,700
                                                                                           ------------
                                                                                           $  4,144,700
-------------------------------------------------------------------------------------------------------
                                            Alabama -- 1.0%
  5,000,000                       NR/NR     Huntsville-Redstone VLG Alabama,
                                            5.5%, 1/1/43                                   $  2,543,950
    330,000                       NR/NR     Mobile Alabama Regulated & Import Weights
                                            General, 0.0%, 2/15/09                              331,571
  1,500,000                       NR/NR     Sylacauga Alabama Health Care Authority,
                                            6.0%, 8/1/35                                        908,085
                                                                                           ------------
                                                                                           $  3,783,606
-------------------------------------------------------------------------------------------------------
                                            Arizona -- 6.0%
 10,000,000                       AA/A1     Phoenix Arizona Civic Import Corp.,
                                            5.5%, 7/1/43                                   $  7,055,500
  4,000,000                       AA/A1     Phoenix Arizona Civic Import Corp., District
                                            Revenue, 0.0%, 7/1/25                             3,141,680
  8,005,000                       AA/A1     Phoenix Arizona Civic Import Corp., District
                                            Revenue, 0.0%, 7/1/26                             6,228,370
    470,000                      NR/Baa3    Pima County Arizona Industrial,
                                            6.375%, 7/1/31                                      553,853
    530,000                      NR/Baa3    Pima County Arizona Industrial,
                                            6.375%, 7/1/31                                      372,627
    925,000                       NR/NR     Pima County Arizona Industrial Development
                                            Authority Education, 7.5%, 7/1/34                 1,123,598
    974,000                      NR/Baa3    Pima County Arizona Industrial Development
                                            Authority, 6.75%, 7/1/31                            719,562
  5,000,000                      AA/Aa2     Pima County Arizona Development Authority,
                                            5.0%, 9/1/39                                      4,320,950
                                                                                           ------------
                                                                                           $ 23,516,140
-------------------------------------------------------------------------------------------------------
                                            California -- 6.1%
  1,000,000                       A/A2      California Health Facilities Financing,
                                            5.25%, 7/1/23                                  $    858,500
  1,470,000                      NR/Baa1    California Municipal Finance Authority,
                                            5.875%, 10/1/34                                   1,034,351
  1,000,000                       A+/A1     California State, 4.25%, 8/1/33                     727,570
  5,000,000                       A/NR      California Statewide Communities Development
                                            Authority, 5.0%, 3/1/30                           3,600,450
  4,875,000                      NR/Baa2    California Statewide Communities Development
                                            Authority, 5.0%, 5/15/30                          3,220,035
  5,125,000                      NR/Baa2    California Statewide Communities Development
                                            Authority, 5.0%, 5/15/38                          3,163,714
  1,000,000                      NR/Aa3     Franklin-McKinley California School District,
                                            6.0%, 7/1/16                                      1,161,160

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    15

-------------------------------------------------------------------------------------------------------------
                 Floating       S&P/Moody's
Principal        Rate (b)       Ratings
Amount          (unaudited)    (unaudited)                                                        Value
-------------------------------------------------------------------------------------------------------------
                                              California -- (continued)
$ 15,000,000                     BBB/Baa3     Golden State Tobacco Security Corp., California,
                                              5.125%, 6/1/47                                     $  7,583,100
   1,175,000                       NR/A1      Lucia Mar University School District,
                                              0.0%, 8/1/20                                            615,547
     130,000                     AAA/#Aaa     Sacramento California Municipal Utility District,
                                              5.5%, 2/1/11                                            134,687
   1,505,000                       AA/A2      Santa Maria California, 0.0%, 8/1/27                    449,709
   3,600,000                       AA/A1      Saugus California University School District,
                                              0.0%, 8/1/23                                          1,526,184
                                                                                                 ------------
                                                                                                 $ 24,075,007
-------------------------------------------------------------------------------------------------------------
                                              Colorado -- 1.5%
   3,000,000                       NR/NR      Colorado Educational & Cultural Facilities
                                              Authority, 5.5%, 6/1/37                            $  1,704,330
   2,750,000                       A+/A1      Colorado Health Facilities Revenue,
                                              5.25%, 11/15/35                                       2,079,578
   2,500,000                       A-/A3      Colorado Health Facilities Revenue,
                                              5.25%, 6/1/36                                         1,635,825
       5,000                      NR/Aaa      Colorado Housing Finance Authority,
                                              Series A-3, 7.0%, 11/1/16                                 5,081
      45,000                      NR/Aa2      Colorado Housing Finance Authority Series B-3,
                                              6.55%, 5/1/25                                            46,568
  10,000,000                      AA/Baa1     E-470 Public Highway Authority Colorado,
                                              0.0%, 9/1/38                                            608,900
                                                                                                 ------------
                                                                                                 $  6,080,282
-------------------------------------------------------------------------------------------------------------
                                              Connecticut -- 0.9%
   1,000,000                      BBB+/NR     Connecticut State Health & Education,
                                              5.5%, 7/1/17                                       $    941,070
   2,470,000                       BB/NR      Mohegan Tribe Indians Connecticut,
                                              6.25%, 1/1/31 (144A)                                  1,687,257
   1,500,000                       BB/NR      Mohegan Tribe Indians Connecticut,
                                              5.25%, 1/1/33                                           882,075
                                                                                                 ------------
                                                                                                 $  3,510,402
-------------------------------------------------------------------------------------------------------------
                                              District of Columbia -- 1.7%
  10,000,000                     BBB/Baa3     District of Columbia Tobacco Settlement Finance
                                              Corp., 6.75%, 5/15/40                              $  6,752,000
                                                                                                 ------------
                                                                                                 $  6,752,000
-------------------------------------------------------------------------------------------------------------
                                              Florida -- 6.0%
   1,000,000                       A/Aa3      Dade County Florida General, 7.7%, 10/1/12         $  1,163,330
     500,000                      BBB+/NR     Halifax Hospital Medical Center Florida,
                                              5.375%, 6/1/46                                          265,975
     970,000                       A+/A1      Highlands County Health, 5.0%, 11/15/24                 793,829
   5,435,000                       BB/NR      Lee County Florida Industrial Development
                                              Authority, 4.75%, 6/15/14                             4,599,695

The accompanying notes are an integral part of these financial statements.
16    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

-------------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                        Value
-------------------------------------------------------------------------------------------------------------
                                             Florida -- (continued)
$ 2,000,000                       BB/NR      Lee County Florida Industrial Development
                                             Authority, 5.375%, 6/15/37                         $  1,090,780
    565,000                       NR/NR      Madison County Florida Revenue, 6.0%, 7/1/25            408,354
  1,535,000                       NR/A2      Marion County Florida Hospital District
                                             Development, 5.0%, 10/1/16                            1,406,904
  2,025,000                       BB/NR      Miami Beach Florida Health Facilities,
                                             5.375%, 11/15/28                                      1,069,787
    500,000                      BB/Ba1      Miami Beach Health Facilities Authority,
                                             6.7%, 11/15/19                                          388,440
  1,400,000                       NR/NR      Orange County Health Facilities, 5.5%, 7/1/38           768,180
 16,205,000                       A/A3       Tampa-Hillsborough County Florida,
                                             4.0%, 7/1/34                                         11,808,259
                                                                                                ------------
                                                                                                $ 23,763,533
-------------------------------------------------------------------------------------------------------------
                                             Georgia -- 1.3%
  4,000,000                       NR/A2      Houston County Georgia Hospital Authority
                                             Revenue, 5.0%, 10/1/42                             $  2,594,440
 15,000,000                      D/Caa3      Main Street Natural Gas, Inc., Georgia,
                                             5.5%, 7/15/17 (d)                                     1,913,100
  4,500,000                      D/Caa3      Main Street Natural Gas, Inc., Georgia,
                                             6.375%, 7/15/38 (d)                                     573,840
                                                                                                ------------
                                                                                                $  5,081,380
-------------------------------------------------------------------------------------------------------------
                                             Iowa -- 0.6%
    500,000                      BBB+/NR     Altoona Iowa Urban Renewal Tax,
                                             5.625%, 6/1/23                                     $    402,730
  4,000,000                       NR/NR      Iowa Finance Authority Senior Housing,
                                             5.625%, 12/1/45                                       2,027,280
                                                                                                ------------
                                                                                                $  2,430,010
-------------------------------------------------------------------------------------------------------------
                                             Illinois -- 4.8%
    495,000                       NR/NR      Chicago Illinois Tax Increment, 5.0%, 11/15/10     $    481,224
  4,000,000                      NR/Caa2     Chicago Illinois O'Hare International Airport,
                                             5.5%, 12/1/30                                         1,434,080
    150,000                      NR/Aaa      Chicago Illinois Single Family Mortgage,
                                             6.45%, 9/1/29                                           152,385
  4,580,000                       NR/A3      Illinois Development Finance Authority Revenue,
                                             5.25%, 10/1/24                                        4,146,045
  5,000,000                      NR/Baa1     Illinois Finance Authority, 5.0%, 4/1/31              3,329,500
  5,000,000                      NR/Baa1     Illinois Finance Authority, 5.0%, 4/1/36              3,146,250
  4,000,000                       A/NR       Illinois Finance Authority, 5.5%, 8/15/30             2,995,360
 20,000,000    0.0               AAA/A1      Metropolitan Pier & Exposition Authority Illinois
                                             Dedicated State Tax, Floating Rate Note,
                                             6/15/39                                               3,096,400
                                                                                                ------------
                                                                                                $ 18,781,244
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    17

----------------------------------------------------------------------------------------------------------
               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                       Value
----------------------------------------------------------------------------------------------------------
                                            Indiana -- 4.5%
$  250,000                     BBB+/Baa2    East Chicago Indiana Exempt Facilities,
                                            7.0%, 1/1/14                                      $    225,885
 2,000,000                       A+/A2      Indiana Health & Educational Facility Authority,
                                            5.0%, 2/15/36                                        1,281,660
10,000,000                       A+/A2      Indiana Health & Educational Facility Authority,
                                            5.0%, 2/15/39                                        6,305,900
 2,500,000                       A+/A2      Indiana Health & Educational Facility Authority,
                                            5.25%, 2/15/40                                       1,656,150
 4,135,000                      BBB+/WR     Indiana State Development Finance,
                                            5.75%, 10/1/11                                       3,877,886
 1,400,000                       AA/NR      Indianapolis Local Public Improvement Board
                                            Board Revenue, 6.75%, 2/1/14                         1,531,012
 1,000,000                      AA-/A2      Lawrence Township Metropolitan School District
                                            Revenue, 6.75%, 7/5/13                               1,161,610
 2,570,000                       NR/NR      Vigo County Indiana Hospital, 5.8%, 9/1/47           1,445,419
                                                                                              ------------
                                                                                              $ 17,485,522
----------------------------------------------------------------------------------------------------------
                                            Kansas -- 0.3%
   750,000                       NR/NR      Manhattan Kansas Health Care Facility,
                                            5.125%, 5/15/37                                   $    380,070
 2,000,000                       NR/NR      Manhattan Kansas Health Care Facility,
                                            5.125%, 5/15/42                                        989,540
                                                                                              ------------
                                                                                              $  1,369,610
----------------------------------------------------------------------------------------------------------
                                            Kentucky -- 1.3%
   335,000                      NR/Baa1     Kentucky Economic Development Finance,
                                            6.25%, 10/1/12                                    $    334,685
 7,000,000                       A-/NR      Louisville & Jefferson County Kentucky Metro
                                            Government Health Systems Revenue,
                                            5.25%, 10/1/36                                       4,588,220
                                                                                              ------------
                                                                                              $  4,922,905
----------------------------------------------------------------------------------------------------------
                                            Louisiana -- 4.7%
   355,000                       NR/NR      Louisiana Public Facilities Authority Revenue,
                                            6.25%, 10/1/11                                    $    330,487
10,000,000                       NR/A3      Louisiana Public Facilities Authority,
                                            5.5%, 5/15/47                                        7,119,100
 1,085,000                      A/Baa1      Louisiana Local Government Environment
                                            Community, 5.25%, 12/1/18                            1,133,923
 8,000,000                     BBB+/Baa1    St John Baptist Parish Louisiana Revenue,
                                            5.125%, 6/1/37                                       4,720,480
 8,335,000                     BBB/Baa3     Tobacco Settlement Financing Corp. Revenue,
                                            5.875%, 5/15/39                                      5,205,124
                                                                                              ------------
                                                                                              $ 18,509,114
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
18    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

---------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                     Value
---------------------------------------------------------------------------------------------------------
                                             Massachusetts -- 10.9%
$ 1,680,000                      BBB/NR      Massachusetts Development Finance Agency,
                                             5.25%, 10/1/29                                  $  1,149,154
  3,320,000                      BBB/NR      Massachusetts Development Finance Agency,
                                             5.25%, 10/1/37                                     2,116,766
  6,820,000                      AA-/NR      Massachusetts Development Finance Agency,
                                             5.25%, 2/1/30                                      6,374,518
  1,100,000                     BBB/Baa2     Massachusetts Development Finance Agency,
                                             5.625%, 10/1/24                                      808,940
  2,635,000                       NR/NR      Massachusetts Development Finance Agency,
                                             6.25%, 10/15/17                                    2,107,631
  1,000,000                     BBB/Baa2     Massachusetts Development Finance Agency,
                                             5.7%, 10/1/34                                        663,990
  4,750,000                     BBB/Baa2     Massachusetts Health & Educational Facilities
                                             Authority Revenue, 6.625%, 7/1/31                  3,581,120
  1,000,000                     BBB/Baa3     Massachusetts Health & Educational Facilities
                                             Authority Revenue, 6.75%, 7/1/16                     948,260
  2,000,000                     BBB/Baa2     Massachusetts Health & Educational Facilities
                                             Authority, 6.5%, 7/1/21                            1,680,740
  2,500,000                      BBB-/NR     Massachusetts Health & Educational Facilities,
                                             5.5%, 7/1/40                                       1,413,925
  2,150,000                     BBB/Baa3     Massachusetts Health & Educational Facilities
                                             Authority, 6.25%, 7/1/22                           1,736,319
  1,145,000                      BBB+/NR     Massachusetts Health & Educational Facilities
                                             Authority, 6.25%, 10/1/31                            883,585
  8,170,000                       AA/A2      Massachusetts State Dedicated Tax,
                                             5.5%, 1/1/29                                       8,329,478
    500,000                      BBB-/NR     Massachusetts State Development Finance
                                             Agency, 5.5%, 1/1/35                                 310,935
  1,600,000                      BBB-/NR     Massachusetts State Health & Educational
                                             Facilities Authority, 5.45%, 11/15/23              1,204,752
  4,500,000                      BBB+/NR     Massachusetts State Health & Educational,
                                             4.625%, 8/15/28                                    2,884,365
  1,550,000                     BBB-/Baa3    Massachusetts State Health & Educational,
                                             5.25%, 7/15/18                                     1,246,092
  2,120,000                     BBB/Baa3     Massachusetts State Health & Educational,
                                             5.625%, 7/1/20                                     1,678,234
     40,000                      AA/Aa2      Massachusetts State Health & Educational,
                                             6.0%, 7/1/18                                          42,375
    200,000                      AA/Aa2      Massachusetts State Health and Educational
                                             Facilities, 5.75%, 7/1/32                            191,080
  5,000,000                       A-/A3      Massachusetts State Health, 5.25%, 7/1/38          3,286,650
                                                                                             ------------
                                                                                             $ 42,638,909
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    19

                Floating       S&P/Moody's
 Principal     Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                       Value
                                             Maryland -- 0.8%
$ 3,000,000                     BBB-/Baa3    Frederick County Maryland, 5.625%, 9/1/38         $  1,818,930
  1,000,000                       NR/NR      Maryland State Economic Development,
                                             5.0%, 12/1/16                                          602,110
    660,000                       NR/NR      Maryland State Economic Development,
                                             5.0%, 12/1/16                                          397,393
  1,000,000                       NR/NR      Maryland State Economic Development,
                                             5.0%, 12/1/31                                          481,480
                                                                                               ------------
                                                                                               $  3,299,913
-----------------------------------------------------------------------------------------------------------
                                             Michigan -- 1.5%
  1,500,000                       BB/NR      John Tolfree Health System, 6.0%, 9/15/23         $  1,071,510
  1,550,000                       NR/NR      Meridian Michigan Economic Development,
                                             5.25%, 7/1/26                                          949,902
  3,340,000                       NR/NR      Michigan Public Educational Facilities Authority
                                             Revenue, 5.875%, 6/1/37                              2,058,409
  2,000,000                       NR/NR      Michigan State Hospital Finance Authority,
                                             5.25%, 11/15/25                                      1,215,900
  1,000,000                       NR/NR      Michigan State Hospital Finance Authority,
                                             5.5%, 11/15/35                                         543,400
                                                                                               ------------
                                                                                               $  5,839,121
-----------------------------------------------------------------------------------------------------------
                                             Minnesota -- 1.3%
  5,000,000                       A/A2       Becker, Minnesota Pollution Control Revenue
                                             Northern States Power "A" Conversions,
                                             8.5%, 4/1/30                                      $  5,236,950
                                                                                               ------------
                                                                                               $  5,236,950
-----------------------------------------------------------------------------------------------------------
                                             Missouri -- 0.1%
    270,000                      AAA/NR      Missouri State Housing Development Common
                                             Mortgage Revenue, Single Family, Series B-2,
                                             6.4%, 3/1/29                                      $    268,558
                                                                                               ------------
                                                                                               $    268,558
-----------------------------------------------------------------------------------------------------------
                                             Mississippi -- 2.0%
  1,800,000                       NR/WR      Columbus Mississippi Industrial Development
                                             Revenue, 5.9%, 12/1/11                            $  1,740,654
  7,950,000                     BBB/Baa2     Lowndes County Mississippi Solid Waste
                                             Disposal & Pollution Control Revenue,
                                             6.8%, 4/1/22                                         5,974,266
                                                                                               ------------
                                                                                               $  7,714,920
-----------------------------------------------------------------------------------------------------------
                                             Montana -- 0.2%
  1,000,000                       NR/A3      Montana Finance Authority Hospital Facility
                                             Revenue, 5.0%, 6/1/24                             $    828,820
                                                                                               ------------
                                                                                               $    828,820
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
20    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

                Floating       S&P/Moody's
 Principal     Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                       Value
                                             North Carolina -- 0.7%
$ 1,000,000                       A/A3       North Carolina Capital Facilities Finance Agency
                                             Revenue, 5.0%, 6/1/27                             $    731,010
  1,000,000                       A/A3       North Carolina Capital Facilities Finance Agency
                                             Revenue, 5.0%, 6/1/32                                  689,450
  2,250,000                       NR/NR      North Carolina Capital Facilities Finance,
                                             4.5%, 10/1/26                                        1,343,993
                                                                                               ------------
                                                                                               $  2,764,453
-----------------------------------------------------------------------------------------------------------
                                             North Dakota -- 0.2%
    195,000                      NR/Aa1      North Dakota State Housing Finance Agency
                                             Revenue, 5.8%, 7/1/18                             $    194,056
    545,000                      NR/Aa1      North Dakota State Housing Finance Agency
                                             Revenue, 6.0%, 7/1/20                                  552,096
                                                                                               ------------
                                                                                               $    746,152
-----------------------------------------------------------------------------------------------------------
                                             Nebraska -- 0.4%
  1,650,000    8.40              AAA/Aaa     Nebraska Investment Finance Authority Single
                                             Family, Floating Rate Note, 3/1/26                $  1,553,442
                                                                                               ------------
                                                                                               $  1,553,442
-----------------------------------------------------------------------------------------------------------
                                             New Hampshire -- 2.7%
  5,000,000                       A-/NR      New Hampshire Health & Education Facilities,
                                             5.0%, 10/1/37                                     $  3,378,350
  5,000,000                       A-/NR      New Hampshire Health & Education Facilities,
                                             5.0%, 10/1/32                                        3,500,250
  2,250,000                       A+/A2      New Hampshire Health & Education Facilities
                                             Authority Revenue, 5.75%, 10/1/31                    1,867,635
  2,000,000                     BBB+/Baa1    New Hampshire Health & Educational Facilities
                                             Authority Revenue, 5.75%, 7/1/22                     1,561,920
    130,000                      NR/Aa2      New Hampshire State Housing Finance Authority,
                                             6.125%, 1/1/20                                         132,058
                                                                                               ------------
                                                                                               $ 10,440,213
-----------------------------------------------------------------------------------------------------------
                                             New Jersey -- 4.2%
  1,250,000                     BBB/Baa3     Camden County New Jersey Import Authority,
                                             5.75%, 2/15/34                                    $    936,550
    500,000                       NR/NR      New Jersey Economic Development Authority,
                                             5.3%, 11/1/26                                          300,700
    450,000                       NR/NR      New Jersey Economic Development Authority,
                                             5.375%, 11/1/36                                        237,870
    610,000                       NR/NR      New Jersey Economic Development Authority,
                                             5.75%, 1/1/25                                          409,328
  5,060,000                       B/B3       New Jersey Economic Development Authority
                                             Special Facility Revenue, 7.0%, 11/15/30             2,672,135
  1,000,000                      BB/Ba2      New Jersey Health Care Facilities,
                                             5.125%, 7/1/14                                         861,570

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    21

                Floating       S&P/Moody's
 Principal     Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                         Value
                                             New Jersey -- (continued)
$ 5,000,000                     BBB/Baa1     New Jersey Health Care Facilities,
                                             5.375%, 7/1/33                                      $  3,478,250
  4,140,000                     BBB-/Baa3    New Jersey Health Care Facilities Financing
                                             Authority, 5.25%, 7/1/30                               2,476,010
  3,500,000                       NR/NR      New Jersey Health Care Facilities Financing
                                             Authority, 7.25%, 7/1/27                               2,648,450
  4,500,000                     BBB/Baa3     Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/41                                           2,273,355
                                                                                                 ------------
                                                                                                 $ 16,294,218
-------------------------------------------------------------------------------------------------------------
                                             New Mexico -- 2.1%
  1,000,000                      BBB+/NR     Dona Ana County New Mexico Revenue,
                                             5.25%, 12/1/25                                      $    789,500
  1,500,000                       NR/A3      Farmington New Mexico Hospital Revenue,
                                             5.0%, 6/1/23                                           1,177,335
 11,000,000                     BB+/Baa3     Farmington New Mexico, 4.875%, 4/1/33                  6,237,110
                                                                                                 ------------
                                                                                                 $  8,203,945
-------------------------------------------------------------------------------------------------------------
                                             Nevada -- 1.2%
  1,500,000                       A/A2       Henderson Nevada Health Care Facilities,
                                             5.625%, 7/1/24                                      $  1,253,220
  5,000,000                       A-/A3      Reno Nevada Hospital Revenue, 5.25%, 6/1/41            3,378,600
                                                                                                 ------------
                                                                                                 $  4,631,820
-------------------------------------------------------------------------------------------------------------
                                             New York -- 5.3%
  2,500,000                     BBB+/Baa2    Albany Individual Development,
                                             5.25%, 11/15/32                                     $  1,623,825
  1,000,000                       NR/B3      Albany Individual Development, 6.0%, 7/1/19              810,930
  2,000,000                       NR/NR      Dutchess County New York Industrial
                                             Development, 7.5%, 3/1/29                              1,719,980
  1,000,000                      NR/Aa1      New York City Industrial Development Agency,
                                             5.25%, 7/1/24                                          1,017,180
  2,000,000    5.50              AAA/Aa1     New York City Transportation Finance Authority
                                             Revenue, Floating Rate Note, 11/1/26                   2,109,120
  1,700,000                       NR/NR      Nassau County Industrial Development, 6.7%,
                                             1/1/43                                                 1,106,071
  4,400,000                      A+/Aa3      New York State Dormitory Authority, 0.0%, 7/1/39       3,372,292
  5,515,000                       AA/WR      New York State Dormitory Authority, 5.25%, 7/1/24      5,567,503
  1,000,000                      NR/Aa1      New York City Industrial Development Agency,
                                             5.0%, 7/1/27                                             988,120
  1,000,000                       NR/NR      Suffolk County New York Industrial Development,
                                             5.5%, 1/1/37                                             555,250
  3,000,000                       NR/NR      Ulster County Industrial Development Agency,
                                             6.0%, 9/15/27                                          2,015,310
                                                                                                 ------------
                                                                                                 $ 20,885,581
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
22    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

                Floating       S&P/Moody's
 Principal     Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                       Value
                                             Ohio -- 2.6%
$ 6,000,000                     BBB/Baa3     Buckeye Ohio Tobacco Settlement,
                                             6.5%, 6/1/47                                      $  3,584,880
  1,500,000                       NR/NR      Cuyahoga County Ohio Health, 6.0%, 5/15/37             900,030
  1,500,000                       NR/NR      Cuyahoga County Ohio Health, 6.0%, 5/15/42             884,085
  1,000,000                       AA/WR      Hamilton County Ohio Sewer, 5.125%, 5/15/28            853,570
  5,000,000                      NR/Baa1     Lake County Ohio Hospital Municipal,
                                             6.0%, 8/15/43                                        3,736,100
    400,000                      AAA/Aa2     Ohio State Building Authority Reference,
                                             5.5%, 10/1/11                                          432,572
                                                                                               ------------
                                                                                               $ 10,391,237
-----------------------------------------------------------------------------------------------------------
                                             Oregon -- 0.7%
    185,000                      BBB/NR      Klamath Falls Inter-Community Hospital Authority
                                             Revenue, 6.125%, 9/1/22                           $    154,436
  2,935,000                      NR/Aaa      Oregon State Housing & Community Services
                                             Multi-Family, 6.0%, 7/1/31                           2,660,167
                                                                                               ------------
                                                                                               $  2,814,603
-----------------------------------------------------------------------------------------------------------
                                             Pennsylvania -- 4.2%
  3,000,000                      BB/Ba3      Allegheny County Pennsylvania Hospital
                                             Development Authority, 5.375%, 11/15/40           $  1,423,590
  3,675,000                      BB-/B3      Allentown Pennsylvania Area Hospital Authority,
                                             6.0%, 11/15/16                                       2,967,379
  1,000,000                       B-/NR      Columbia County Pennsylvania Hospital
                                             Authority, 5.8%, 6/1/19                                755,830
  1,000,000                      BBB/NR      Montgomery County Pennsylvania Industrial,
                                             5.0%, 12/1/24                                          708,540
  1,000,000                      BBB/NR      Montgomery County Pennsylvania Industrial,
                                             5.0%, 12/1/30                                          646,030
 15,000,000                     BBB/Baa3     Philadelphia Pennsylvania Hospital,
                                             5.0%, 7/1/34                                         7,933,650
     65,000                       A/NR       Sayre Pennsylvania Health Care Facilities
                                             Authority, 5.75%, 12/1/21                               58,879
    685,000                       A/NR       Sayre Pennsylvania Health Care Facilities
                                             Authority, 5.875%, 12/1/31                             562,385
    185,000                       A/NR       Sayre Pennsylvania Health Care,
                                             5.75%, 12/1/21                                         207,370
    700,000                       B-/NR      Scranton-Lackawanna Pennsylvania Health &
                                             Welfare, 6.0%, 7/1/09                                  694,708
    460,000                       B-/NR      Scranton-Lackawanna Pennsylvania Health &
                                             Welfare, 6.05%, 7/1/10                                 439,259
                                                                                               ------------
                                                                                               $ 16,397,620
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    23

               Floating       S&P/Moody's
 Principal    Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                       Value
                                            Puerto Rico -- 1.0%
$   75,000                      NR/Baa3     Puerto Rico Public Buildings Authority Revenue,
                                            5.25%, 7/1/33                                     $     84,144
 4,925,000                     BBB-/Baa3    Puerto Rico Public Buildings Authority Revenue,
                                            5.25%, 7/1/33                                        3,647,061
                                                                                              ------------
                                                                                              $  3,731,205
----------------------------------------------------------------------------------------------------------
                                            Rhode Island -- 1.3%
   250,000                       A-/A3      Rhode Island State Health & Education Facilities
                                            Authority, 6.5%, 8/15/32                          $    286,098
   415,000                       A-/A3      Rhode Island State Health & Educational
                                            Building Corp., 6.375%, 8/15/21                        469,469
    65,000                       A-/A3      Rhode Island State Health & Educational
                                            Building Corp., 6.375%, 8/15/21                         62,360
 5,200,000                     BBB/Baa3     Tobacco Settlement Financing Corp.,
                                            6.25%, 6/1/42                                        3,251,716
 1,640,000                     BBB/Baa3     Tobacco Settlement Financing Corp., Rhode
                                            Island, 6.125%, 6/1/32                               1,158,398
                                                                                              ------------
                                                                                              $  5,228,041
----------------------------------------------------------------------------------------------------------
                                            South Carolina -- 0.4%
    40,000                      NR/Aa1      South Carolina Housing Finance & Development
                                            Authority Mortgage Revenue, Series A-1,
                                            6.2%, 7/1/09                                      $     40,112
 1,960,000                       A-/A3      South Carolina Jobs Economic Development,
                                            5.5%, 11/15/23                                       1,676,231
                                                                                              ------------
                                                                                              $  1,716,343
----------------------------------------------------------------------------------------------------------
                                            South Dakota -- 0.0%
    65,000                      NR/Aaa      South Dakota Conservancy District Revenue,
                                            5.625%, 8/1/17                                    $     65,189
                                                                                              ------------
                                                                                              $     65,189
----------------------------------------------------------------------------------------------------------
                                            Tennessee -- 2.2%
 1,000,000                     BBB+/Baa1    Johnson City Tennessee Health & Education,
                                            5.5%, 7/1/36                                      $    629,000
 1,000,000                       NR/A1      Knox County Health Facility, 6.375%, 4/15/22           934,090
 4,000,000                       NR/A1      Knox County Health Facility, 6.5%, 4/15/31           3,510,920
 5,960,000                       NR/NR      Sumner County Tennessee Health Educational,
                                            5.5%, 11/1/46                                        3,583,212
                                                                                              ------------
                                                                                              $  8,657,222
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
24    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

                Floating       S&P/Moody's
 Principal     Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                        Value
                                             Texas -- 8.2%
$ 3,000,000                     CCC/Caa1     Brazos River Authority Pollution Control Revenue,
                                             7.7%, 4/1/33                                       $  1,929,630
 13,885,000                     CCC+/Caa2    Dallas-Fort Worth Texas International Airport,
                                             6.0%, 11/1/14                                         7,512,896
 10,000,000                      BBB+/A3     North Texas Authority North Throughway,
                                             5.75%, 1/1/38                                         8,111,700
  3,000,000                     BBB-/Baa2    Richardson Texas Hospital Authority, 6.0%,
                                             12/1/34                                               2,088,420
    515,000                      AAA/Aa1     San Antonio Texas General, 4.75%, 2/1/19                515,772
    300,000                      AAA/Aaa     San Felipe Del Rio Texas Conservation,
                                             5.0%, 8/15/12                                           317,886
  1,000,000                      BBB/NR      Seguin Texas Higher Educational Facilities,
                                             5.0%, 9/1/23                                            721,570
  2,750,000                      AA/Baa1     Texas Public Finance Authority Building Revenue,
                                             0.0%, 2/1/10                                          2,665,465
  3,500,000    7.50              AA/Aa1      Texas State, Floating Rate Note, 9/30/11              4,186,770
     20,000                      NR/Aaa      Whitehouse Texas Independent School District,
                                             4.8%, 2/15/12                                            20,046
  2,160,000                       NR/NR      Willacy County Texas Local Government,
                                             6.0%, 9/1/10                                          2,044,483
  3,000,000                       NR/NR      Willacy County Texas Local Government,
                                             6.875%, 9/1/28                                        2,107,770
                                                                                                ------------
                                                                                                $ 32,222,408
------------------------------------------------------------------------------------------------------------
                                             Virginia -- 2.3%
  1,500,000                       NR/A3      Prince William County Virginia Industrial
                                             Development Authority Hospital Revenue, 5.2%,
                                             10/1/26                                            $  1,198,560
  3,925,000                       NR/A3      Prince William County Virginia Industrial
                                             Development Authority Hospital Revenue,
                                             5.35%, 10/1/36                                        2,951,757
  9,490,000                     BBB/Baa3     Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/47                                          4,709,033
                                                                                                ------------
                                                                                                $  8,859,350
------------------------------------------------------------------------------------------------------------
                                             Vermont -- 0.2%
  1,295,000                      BBB+/A3     Vermont Educational & Health Buildings,
                                             5.0%, 7/1/24                                       $    976,883
                                                                                                ------------
                                                                                                $    976,883
------------------------------------------------------------------------------------------------------------
                                             Washington -- 2.3%
 10,500,000                     BBB/Baa3     Tobacco Settlement Authority Washington,
                                             6.625%, 6/1/32                                     $  7,163,205
  2,500,000                       NR/NR      Washington State Housing, 5.25%, 1/1/17               1,948,720
                                                                                                ------------
                                                                                                $  9,111,925
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    25

--------------------------------------------------------------------------------------------------------------
                   Floating       S&P/Moody's
Principal          Rate (b)       Ratings
Amount            (unaudited)    (unaudited)                                                      Value
--------------------------------------------------------------------------------------------------------------
                                                Wisconsin -- 1.0%
  $   1,430,000                      A/A3       Adams-Friendship School District,
                                                6.5%, 4/1/16                                      $  1,658,128
      3,500,000                     BBB+/A3     Wisconsin State Health & Educational Facilities
                                                Authority, 5.6%, 2/15/29                             2,373,245
                                                                                                  ------------
                                                                                                  $  4,031,373
--------------------------------------------------------------------------------------------------------------
                                                TOTAL MUNICIPAL BONDS
                                                (Cost $554,596,112)                               $399,755,869
--------------------------------------------------------------------------------------------------------------
 Shares

                                                COMMON STOCK -- 0.6%
                                                Transportation -- 0.6%
                                                Airlines -- 0.6%
        207,865                                 Delta Air Lines, Inc.                             $  2,382,133
--------------------------------------------------------------------------------------------------------------
                                                TOTAL COMMON STOCK
                                                (Cost $4,839,466)                                 $  2,382,133
--------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENT IN SECURITIES -- 102.4%
                                                (Cost $559,435,578) (a)(c)                        $402,138,002
--------------------------------------------------------------------------------------------------------------
                                                OTHER ASSETS AND LIABILITIES -- (2.4)%            $ (9,544,247)
--------------------------------------------------------------------------------------------------------------
                                                TOTAL NET ASSETS -- 100.0%                        $392,593,755
==============================================================================================================

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2008, the value of these securities amounted to $1,687,257 or 0.4% of total net assets.


NR   Not rated by either S&P or Moody's


WR   Withdrawn rating.


(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):


       Insured                                        17.0%
       Escrowed in U.S. Government Securities          1.0
       General Obligation                              2.3
       Revenue Bonds:
         Health Revenue                               33.2
         Special Revenue                              10.7
  Various Revenues                                    17.9
  Pollution Control Revenue                            5.1
  Transportation Revenue                               3.0
  Housing                                              2.8
  Education Revenue                                    6.4
  Water and Sewer                                      0.6
----------------------------------------------------------
                                                     100.0%
==========================================================

The accompanying notes are an integral part of these financial statements.
26    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.


(c) At December 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $559,628,448 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $   2,038,391
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (159,528,837)
                                                                                   -------------
       Net unrealized loss                                                         $(157,490,446)
                                                                                   =============

(d)   Security is in default and is non-income producing.


Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2008 aggregated $150,046,568 and $399,323,657, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:


                                                    Investments
 Valuation Inputs                                   in Securities
 Level 1 -- Quoted Prices                           $  2,382,133
 Level 2 -- Other Significant Observable Inputs      399,755,869
 Level 3 -- Significant Unobservable Inputs
----------------------------------------------------------------
 Total                                              $402,138,002
================================================================



The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    27

Statement of Assets and Liabilities | 12/31/08


ASSETS:
  Investment in securities (cost $559,435,578)           $402,138,002
  Receivables --
   Investment securities sold                               4,017,280
   Fund shares sold                                         1,372,946
   Interest                                                 8,391,873
   Due from Pioneer Investment Management, Inc.                30,714
  Other                                                        35,151
----------------------------------------------------------------------
     Total assets                                        $415,985,966
======================================================================
LIABILITIES:
  Payables --
   Investment securities purchased                       $  3,834,840
   Fund shares repurchased                                  8,845,671
   Dividends                                                  956,117
  Due to bank                                               9,446,824
  Due to affiliates                                            37,694
  Accrued expenses                                            271,065
----------------------------------------------------------------------
     Total liabilities                                   $ 23,392,211
======================================================================
NET ASSETS:
  Paid-in capital                                        $630,554,357
  Undistributed net investment income                       1,022,084
  Accumulated net realized loss on investments            (81,685,110)
  Net unrealized loss on investments                     (157,297,576)
----------------------------------------------------------------------
     Total net assets                                    $392,593,755
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $303,389,553/36,896,375 shares)      $       8.22
  Class B (based on $8,513,521/1,041,548 shares)         $       8.17
  Class C (based on $8,162,070/1,005,912 shares)         $       8.11
  Class Y (based on $72,528,611/8,845,001 shares)        $       8.20
MAXIMUM OFFERING PRICE:
  Class A ($8.22 [divided by] 95.5%)                     $       8.61
======================================================================



The accompanying notes are an integral part of these financial statements.
28    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Statement of Operations

For the Year Ended 12/31/08



INVESTMENT INCOME:
  Interest                                                 $28,397,678
  Other income                                                 803,655
-----------------------------------------------------------------------------------------
   Total Investment Income                                                  $  29,201,333
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 2,305,360
  Transfer agent fees
   Class A                                                     201,241
   Class B                                                      10,045
   Class C                                                       7,204
   Class Y                                                       1,504
  Distribution fees
   Class A                                                     730,141
   Class B                                                     122,471
   Class C                                                     115,174
  Shareholder communication expense                             84,807
  Administrative fees                                          145,342
  Custodian fees                                                14,391
  Registration fees                                             69,870
  Professional fees                                            128,018
  Printing expense                                              39,067
  Fees and expenses of nonaffiliated trustees                   15,295
  Miscellaneous                                                113,863
-----------------------------------------------------------------------------------------
     Total expenses                                                         $   4,103,793
     Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                                     (77,251)
     Less fees paid indirectly                                                     (5,199)
-----------------------------------------------------------------------------------------
     Net expenses                                                           $   4,021,343
-----------------------------------------------------------------------------------------
       Net investment income                                                $  25,179,990
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $ (11,056,239)
-----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $(127,468,935)
-----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(138,525,174)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(113,345,184)
==========================================================================================



The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    29

Statement of Changes in Net Assets

For the Years Ended 12/31/08 and 12/31/07, respectively



                                                             Year Ended           Year Ended
                                                             12/31/08             12/31/07
FROM OPERATIONS:
Net investment income                                       $  25,179,990        $ 26,197,002
Net realized gain (loss) on investments                       (11,056,239)          1,855,800
Change in net unrealized loss on investments                 (127,468,935)        (35,099,680)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $(113,345,184)       $ (7,046,878)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.50 and $0.48 per share, respectively)        $ (14,982,848)       $(14,126,381)
   Class B ($0.42 and $0.38 per share, respectively)             (498,119)           (545,848)
   Class C ($0.41 and $0.39 per share, respectively)             (471,402)           (467,609)
   Class Y ($0.53 and $0.51 per share, respectively)           (8,210,865)        (11,927,188)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $ (24,163,234)       $(27,067,026)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  38,223,606        $122,757,979
Shares issued in reorganization                               297,700,392                  --
Reinvestment of distributions                                  12,216,266          11,216,220
Cost of shares repurchased                                   (379,761,136)       (195,187,071)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                     $ (31,620,872)       $(61,212,872)
----------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(169,129,290)       $(95,326,776)
NET ASSETS:
Beginning of year                                             561,723,045         657,049,821
----------------------------------------------------------------------------------------------
End of year                                                 $ 392,593,755        $561,723,045
----------------------------------------------------------------------------------------------
Undistributed net investment income                         $   1,022,084        $    284,485
----------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
30    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

---------------------------------------------------------------------------------------------------------
                                      '08 Shares         '08 Amount          '07 Shares        '07 Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                              1,749,038     $  18,114,983         3,744,108       $ 42,584,681
Shares issued in reorganization         33,077,821       297,700,392                --                 --
Reinvestment of distributions            1,034,535        10,090,035           817,381          9,346,227
Less shares repurchased                (27,144,871)     (246,181,635)       (6,143,218)       (69,857,173)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)               8,716,523     $  79,723,775        (1,581,729)      $(17,926,265)
==========================================================================================================
Class B
Shares sold                                108,422     $   1,109,295           232,076       $  2,626,046
Reinvestment of distributions               24,621           243,346            26,073            295,815
Less shares repurchased                   (416,361)       (4,167,694)         (450,067)        (5,110,697)
---------------------------------------------------------------------------------------------------------
   Net decrease                           (283,318)    $  (2,815,053)         (191,918)      $ (2,188,836)
==========================================================================================================
Class C
Shares sold                                258,419     $   2,573,065           444,452       $  4,991,606
Reinvestment of distributions               25,167           245,860            21,984            247,272
Less shares repurchased                   (516,739)       (5,096,922)         (346,219)        (3,863,090)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (233,153)    $  (2,277,997)          120,217       $  1,375,788
==========================================================================================================
Class Y
Shares sold                              1,596,802     $  16,426,263         6,396,471       $ 72,555,646
Reinvestment of distributions              166,308         1,637,025           117,279          1,326,906
Less shares repurchased                (12,776,302)     (124,314,885)      (10,334,089)      (116,356,111)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (11,013,192)    $(106,251,597)       (3,820,339)      $(42,473,559)
==========================================================================================================



The accompanying notes are an integral part of these financial statements.
                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    31

Financial Highlights

-----------------------------------------------------------------------------------------------
                                                                      Year Ended     Year Ended
                                                                       12/31/08       12/31/07
-----------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                    $  11.13       $ 11.75
-----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $   0.52       $  0.46
 Net realized and unrealized gain (loss) on investments                    (2.93)        (0.60)
-----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (2.41)      $ (0.14)
Distributions to shareowners:
 Net investment income                                                     (0.50)        (0.48)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (2.91)      $ (0.62)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $   8.22       $ 11.13
===============================================================================================
Total return*                                                             (22.34)%       (1.23)%
Ratio of net expenses to average net assets+                                0.90%         0.84%
Ratio of net investment income to average net assets+                       5.22%         4.05%
Portfolio turnover rate                                                       31%           68%
Net assets, end of period (in thousands)                                $303,390      $313,706
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               0.92%         0.84%
 Net investment income                                                      5.19%         4.05%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                               0.90%         0.84%
 Net investment income                                                      5.22%         4.05%
===============================================================================================



Financial Highlights

                                                                       Year Ended     Year Ended     Year Ended
                                                                        12/31/06       12/31/05       12/31/04
Class A
Net asset value, beginning of period                                    $ 11.62        $ 11.67       $ 11.70
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.47        $  0.51       $  0.56
 Net realized and unrealized gain (loss) on investments                    0.13          (0.04)        (0.02)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.60        $  0.47       $  0.54
Distributions to shareowners:
 Net investment income                                                    (0.47)        (0.52)         (0.57)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.13        $(0.05)     $   (0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 11.75        $ 11.62       $ 11.67
==============================================================================================================
Total return*                                                              5.31%          4.05%         4.75%
Ratio of net expenses to average net assets+                               0.86%          0.91%         0.91%
Ratio of net investment income to average net assets+                      4.08%          4.36%         4.88%
Portfolio turnover rate                                                      66%            26%           39%
Net assets, end of period (in thousands)                               $349,683       $315,855      $307,463
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.86%          0.91%         0.91%
 Net investment income                                                     4.08%          4.36%         4.88%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              0.86%          0.91%         0.91%
 Net investment income                                                     4.08%          4.36%         4.88%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Tax Free Income Fund | Annual Report | 12/31/08

-------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended
                                                            12/31/08       12/31/07
Class B
Net asset value, beginning of period                        $   11.04       $ 11.65
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $    0.44       $  0.36
 Net realized and unrealized gain (loss) on investments         (2.89)        (0.59)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   (2.45)      $ (0.23)
Distributions to shareowners:
 Net investment income                                          (0.42)        (0.38)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   (2.87)      $ (0.61)
-------------------------------------------------------------------------------------
Net asset value, end of period                              $    8.17       $ 11.04
=====================================================================================
Total return*                                                  (22.80)%       (1.97)%
Ratio of net expenses to average net assets+                     1.69%         1.69%
Ratio of net investment income to average net assets+            4.27%         3.21%
Portfolio turnover rate                                            31%           68%
Net assets, end of period (in thousands)                    $   8,514       $14,622
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.69%         1.69%
 Net investment income                                           4.27%         3.21%
====================================================================================




----------------------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended     Year Ended
                                                            12/31/06       12/31/05       12/31/04
----------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $ 11.51        $ 11.57        $ 11.59
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.39        $  0.41        $  0.48
 Net realized and unrealized gain (loss) on investments         0.12          (0.05)         (0.02)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  0.51        $  0.36        $  0.46
Distributions to shareowners:
 Net investment income                                         (0.37)         (0.42)         (0.48)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.14       $  (0.06)      $  (0.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 11.65       $  11.51        $ 11.57
====================================================================================================
Total return*                                                   4.54%          3.16%          4.07%
Ratio of net expenses to average net assets+                    1.62%          1.72%          1.67%
Ratio of net investment income to average net assets+           3.33%          3.51%          4.12%
Portfolio turnover rate                                           66%            26%            39%
Net assets, end of period (in thousands)                     $17,667       $ 21,962       $ 17,285
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.62%          1.72%          1.67%
 Net investment income                                          3.33%          3.51%          4.12%
====================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Tax Free Income Fund | Annual Report | 12/31/08  33


                                                            Year Ended     Year Ended
                                                            12/31/08       12/31/07
Class C
Net asset value, beginning of period                        $   10.96       $ 11.57
-----------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $    0.44       $  0.37
 Net realized and unrealized gain (loss) on investments         (2.88)        (0.59)
-----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   (2.44)      $ (0.22)
Distributions to shareowners:
 Net investment income                                          (0.41)        (0.39)
-----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   (2.85)      $ (0.61)
-----------------------------------------------------------------------------------
Net asset value, end of period                              $    8.11       $ 10.96
====================================================================================
Total return*                                                  (22.79)%       (1.97)%
Ratio of net expenses to average net assets+                     1.66%         1.60%
Ratio of net investment income to average net assets+            4.31%         3.29%
Portfolio turnover rate                                            31%           68%
Net assets, end of period (in thousands)                    $   8,162       $13,581
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.66%         1.60%
 Net investment income                                           4.31%         3.29%
====================================================================================



Financial Highlights (continued)
----------------------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended     Year Ended
                                                            12/31/06       12/31/05       12/31/04
----------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 11.44        $ 11.49        $ 11.52
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.38        $  0.41        $  0.47
 Net realized and unrealized gain (loss) on investments         0.13          (0.04)         (0.02)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  0.51        $  0.37        $  0.45
Distributions to shareowners:
 Net investment income                                         (0.38)         (0.42)         (0.48)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.13       $  (0.05)      $  (0.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 11.57       $  11.44        $ 11.49
====================================================================================================
Total return*                                                   4.57%          3.30%          4.02%
Ratio of net expenses to average net assets+                    1.61%          1.64%          1.64%
Ratio of net investment income to average net assets+           3.33%          3.63%          4.15%
Portfolio turnover rate                                           66%            26%            39%
Net assets, end of period (in thousands)                     $12,941       $ 12,054       $ 12,577
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.61%          1.64%          1.64%
 Net investment income                                          3.33%          3.63%          4.15%
====================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Tax Free Income Fund | Annual Report | 12/31/08

-------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended
                                                            12/31/08       12/31/07
-------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $   11.07       $  11.69
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $    0.57       $   0.49
 Net realized and unrealized gain (loss) on investments         (2.91)         (0.60)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   (2.34)      $  (0.11)
Distributions to shareowners:
 Net investment income                                          (0.53)         (0.51)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   (2.87)      $  (0.62)
-------------------------------------------------------------------------------------
Net asset value, end of period                              $    8.20       $  11.07
=====================================================================================
Total return*                                                  (21.84)%        (0.94)%
Ratio of net expenses to average net assets+                     0.57%          0.54%
Ratio of net investment income to average net assets+            5.28%          4.35%
Portfolio turnover rate                                            31%            68%
Net assets, end of period (in thousands)                    $  72,529       $219,814
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.57%          0.54%
 Net investment income                                           5.28%          4.35%
=====================================================================================



----------------------------------------------------------------------------------------------------
                                                            Year Ended     Year Ended     Year Ended
                                                            12/31/06       12/31/05       12/31/04
----------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  11.56        $  11.61        $11.64
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.51        $   0.54        $ 0.57
 Net realized and unrealized gain (loss) on investments          0.13           (0.04)         0.01
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   0.64        $   0.50        $ 0.58
Distributions to shareowners:
 Net investment income                                          (0.51)          (0.55)        (0.61)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.13        $  (0.05)       $(0.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.69        $  11.56        $11.61
====================================================================================================
Total return*                                                    5.69%           4.40%         5.14%
Ratio of net expenses to average net assets+                     0.52%           0.54%         0.55%
Ratio of net investment income to average net assets+            4.42%           4.22%         5.26%
Portfolio turnover rate                                            66%             26%           39%
Net assets, end of period (in thousands)                     $276,760        $304,507        $  393
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.52%           0.54%         0.55%
 Net investment income                                           4.42%           4.22%         5.26%
====================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.

The accompanying notes are an integral part of these financial statements.

+ Ratios with no reduction for fees paid indirectly.

                     Pioneer Tax Free Income Fund | Annual Report | 12/31/08  35

Notes to Financial Statements | 12/31/08

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


36    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value methods to value a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    37

   The Fund has elected to defer $7,203,380 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

   At December 31, 2008, the Fund had a net capital loss carryforward of $74,481,730, of which the following amounts will expire between 2011 and 2016 if not utilized; $7,713,482 in 2011, $1,586,570 in 2012, $61,017,188 in 2015
   and $4,164,490 in 2016.

   The tax character of distributions paid during the year ended December 31, 2008 and December 31, 2007 was as follows:



------------------------------------------------------------
                                    2008            2007
   Distributions paid from:
   Ordinary income              $ 1,285,289      $   562,300
   Tax exempt income             22,877,945       26,504,726
------------------------------------------------------------
      Total                     $24,163,234      $27,067,026
============================================================

  The following shows components of distributable earnings on a federal income tax basis at December 31, 2008:



------------------------------------------------------------
                                               2008
------------------------------------------------------------
   Distributable earnings:
   Undistributed tax exempt income       $    1,494,111
   Capital loss carryforward                (74,481,730)
   Post-October loss deferred                (7,203,380)
   Unrealized Depreciation                 (157,769,603)
------------------------------------------------------------
      Total                              $ (237,960,602)
============================================================

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization and interest on defaulted bonds.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $14,970 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2008.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.


38    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc., (PIM), the Fund's investment adviser, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million and 0.40% on assets over $750 million. For the year ended December 31, 2008 the net management fee was equivalent to 0.48% of the average daily net assets.

Through September 30, 2011, PIM has agreed not to impose its management fee and to assume operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.89% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $5,562 in management fees, administrative costs and certain other fees payable to PIM at December 31, 2008.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2008, such out of pocket expenses by class of shares were as follows:


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    39

Shareholder Communications:
 Class A      $76,967
 Class B        3,917
 Class C        2,248
 Class Y        1,675
---------------------
  Total       $84,807
=====================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $29,532 in transfer agent fees and shareholder communications expense payable to PIMSS at December 31, 2008.


4. Distribution Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,600 in distribution fees payable to PFD at December 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2008, CDSCs in the amount of $20,897 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2008, the Fund's expenses were reduced by $5,199 under such arrangements.


40    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

6. Merger Information

On September 11, 2008, beneficial owners of Pioneer Municipal and Equity Income Trust approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on October 21, 2008 ("Closing Date"), by exchanging all of Pioneer Municipal and Equity Income Trust's net assets in Class A for Pioneer Tax Free Income Fund's shares, based on Pioneer Tax Free Income Fund's Class A shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:



--------------------------------------------------------------------------------------------------
                              Pioneer Tax Free      Pioneer Municipal and         Pioneer Tax Free
                                   Income Fund        Equity Income Trust              Income Fund
                          (Pre-Reorganization)       (Pre-Reorganization)    (Post-Reorganization)
--------------------------------------------------------------------------------------------------
Net Assets:
Class A                 $224,179,991             $297,700,392               $521,880,383
Class B                 $  9,998,861             $         --               $  9,998,861
Class C                 $  9,248,801             $         --               $  9,248,801
Class Y                 $ 97,880,001             $         --               $ 97,880,001
--------------------------------------------------------------------------------------------------
  Total Net Assets      $341,307,654             $297,700,392               $639,008,046
==================================================================================================
Shares Outstanding:
Class A                           24,985,901                 28,706,981                58,063,722
Class B                            1,120,190                         --                 1,120,190
Class C                            1,043,656                         --                 1,043,656
Class Y                           10,932,837                         --                10,932,837
Shares Issued in Reorganization:
Class A                                                                                33,077,821
==================================================================================================


--------------------------------------------------------------------------------
                                                     Unrealized      Accumulated
                                                Depreciation On          Loss On
                                                   Closing Date     Closing Date
--------------------------------------------------------------------------------
Pioneer Municipal and Equity Income Trust     $(30,758,834)       $61,006,368
================================================================================

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Tax Free Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Tax Free Income Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/Ernst & Young LLP


Boston, Massachusetts
February 18, 2009

42    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

ADDITIONAL INFORMATION (unaudited)

For the year ended December 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 form 1099-DIV.

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 100.0% and 0.0%, respectively.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


44    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

Interested Trustees

-------------------------------------------------------------------------------
                            Position Held            Length of Service
 Name and Age               with the Fund            and Term of Office
-------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1993.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2008.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.



Interested Trustees
--------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
 Name and Age                Principal Occupation During Past Five Years                        Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                     Pioneer Tax Free Income Fund | Annual Report | 12/31/08
45

Independent Trustees

-----------------------------------------------------------------
                     Position Held    Length of Service
 Name and Age        with the Fund    and Term of Office
-----------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-----------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-----------------------------------------------------------------



Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
 Name and Age         Principal Occupation During Past Five Years                         Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott Interna-
                     advisory firm)                                                       tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of
                                                                                          Governors, Investment
                                                                                          Company Institute
-------------------------------------------------------------------------------------------------------------------------

46  Pioneer Tax Free Income Fund | Annual Report | 12/31/08

----------------------------------------------------------------------
                            Position Held   Length of Service
 Name and Age               with the Fund   and Term of Office
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
---------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
---------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
---------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
---------------------------------------------------------------------------------------------------------------------------------

                     Pioneer Tax Free Income Fund | Annual Report | 12/31/08
47

Fund Officers

--------------------------------------------------------------------------
                             Position Held         Length of Service
 Name and Age                with the Fund         and Term of Office
--------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------



Fund Officers
----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                 Principal Occupation During Past Five Years                        Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from
                             July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------

48  Pioneer Tax Free Income Fund | Annual Report | 12/31/08

--------------------------------------------------------------------------------
                              Position Held              Length of Service
 Name and Age                 with the Fund              and Term of Office
--------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
 Name and Age                  Principal Occupation During Past Five Years                     Held by this Officer
Katherine Kim Sullivan (35)   Fund Administration Manager -- Fund Accounting, Administration   None
                              and Controllership Services since June 2003 and Assistant Trea-
                              surer of all of the Pioneer Funds since September 2003; Assis-
                              tant Vice President -- Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
-------------------------------------------------------------------------------------------------------------------



                     Pioneer Tax Free Income Fund | Annual Report | 12/31/08  49

                           This page for your notes.

50    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

                           This page for your notes.

                   Pioneer Tax Free Income Fund | Annual Report | 12/31/08    51

                           This page for your notes.

52    Pioneer Tax Free Income Fund | Annual Report | 12/31/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $42,875 in 2008 and $27,625 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.